Profit/(Loss) Per Share	12 Months Ended
Dec. 31, 2023
Profit/(Loss) Per Share [Abstract]
LOSS PER SHARE
19.	PROFIT/(LOSS) PER SHARE

	For the years ended December 31,
	2023	2022	2021
Basic Profit/(Loss) Per Share Numerator
Profit/(loss) for the year attributable to owners of the Company	$3,043,779	$(73,492,431)	$(37,215,483)

Diluted Profit/(Loss) Per Share Numerator
Profit/(loss) for the year attributable to owners of the Company	$3,043,779	$(73,492,431)	$(37,215,483)

Basic Profit/(Loss) Per Share Denominator
Original shares:	6,063,334	589,989	340,865
Additions from actual events:
- Fractional common stock due to reverse split, weighted	(97)	-	-
- Issuance of common stock, weighted	-	1,091,558	111,570
Basic weighted average shares outstanding	6,063,237	1,681,547	452,435

Diluted Profit/(Loss) Per Share Denominator
Basic weighted average shares outstanding	6,063,237	1,681,547	452,435
Dilutive shares: Potential additions from dilutive events:
- Conversion of preferred shares*	303,000	-	-
Diluted Weighted Average Shares Outstanding:	6,366,237	1,681,547	452,435

Profit/(Loss) Per Share**
- Basic	$0.50	$(43.7)	$(82.3)
- Diluted	$0.48	$(43.7)	$(82.3)
Weighted Average Shares Outstanding**
- Basic	6,063,237	1,681,547	452,345
- Diluted	6,366,237	1,681,547	452,345

*	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss for the year ended December 31, 2022 and 2021.

**	The Company effected a 1:10 reverse stock split on April 26, 2023, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.